United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Variable Funds
1345 Avenue of the Americas
New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments. - The schedule of investments for the period ended September 30, 2008, is filed herewith.

First Eagle Overseas Variable Fund
SCHEDULE OF INVESTMENTS
September 30, 2008
(unaudited)

Number of Shares		Value
	International Common and Preferred Stocks - 69.61%

	Australia - 0.34%
405,710	Spotless Group Limited	$ 1,085,023

	Belgium - 0.42%
85,530	RHJ International SA	775,291
55,000	Deceuninck	576,477
		1,351,768
	Brazil - 0.57%
49,440	Petroleo Brasiliero SA ADR	1,813,459

	Canada - 1.86%
246,000	Franco-Nevada Corporation (a)	4,643,694
19,899	EnCana Corporation	1,307,961
		5,951,655
	Chile - 0.24%
450,000	Quinenco SA	749,660

	France - 15.85%
102,528	Sanofi-Aventis	6,736,692
100,661	Sodexo SA	5,936,830
38,071	Robertet SA	4,820,762
50,012	Neopost SA	4,713,068
82,540	Remy Cointreau SA	3,890,187
33,662	Air Liquide SA	3,696,693
71,134	Carrefour SA	3,352,435
37,950	Wendel	3,025,017
19,200	Laurent-Perrier	2,424,746
26,499	NSC Groupe SA	2,198,193
30,290	Société Foncière Financière et de Participations	2,075,165
39,120	Société BIC SA	2,031,179
56,900	Vivendi SA	1,782,779
19,980	Total SA	1,213,051
1,569	Société Sucrière de Pithiviers-le Vieil	1,096,545
17,240	Zodiac SA	821,697
9,220	Gaumont SA	702,534
8,840	Sabeton SA	143,190
		50,660,763

	Germany - 2.34%
37,680	Fraport AG	2,237,907
20,062	Hornbach Holding AG Pfd.	1,517,161
18,599	Pfeiffer Vacuum Technology AG	1,491,661
64,810	Tognum AG	1,297,559
74,105	Deutsche Wohnen AG (a)	930,075
		7,474,363
	Greece - 0.36%
70,390	Jumbo SA	1,137,703

	Hong Kong - 0.91%
168,130	Guoco Group Limited	1,413,415

See Notes to Schedule of Investments

697,740	Wheelock & Company, Limited	1,265,736
154,660	Shaw Brothers (Hong Kong) Limited	224,255
		2,903,406
	Italy - 2.57%
397,580	Italcementi S.p.A. RNC	3,744,841
68,340	Italcementi S.p.A.	846,005
41,886	Italmobiliare S.p.A. RNC	1,880,829
18,763	Italmobiliare S.p.A.	1,000,262
143,250	Gewiss S.p.A.	752,398
		8,224,335

	Japan - 26.63%
1,424,720	Nissay Dowa General Insurance Company, Limited	7,903,624
56,760	SMC Corporation	5,918,702
136,960	Secom Company, Limited	5,710,264
47,940	FANUC Limited	5,642,647
254,848	Chofu Seisakusho Company, Limited	5,017,081
117,260	Astellas Pharma Inc.	4,931,347
22,010	Keyence Corporation	4,394,342
234,630	Misumi Group Inc.	4,042,931
85,500	Ono Pharmaceutical Company, Limited	3,953,372
112,860	Shimano Inc.	3,888,600
40,390	Hirose Electric Company, Limited	3,852,782
161,994	Secom Joshinetsu Company, Limited	3,412,437
159,260	Nitto Kohki Company, Limited	2,817,620
72,900	Canon Inc.	2,766,043
3,430	Tempstaff Company Limited	2,369,190
141,300	T. Hasegawa Company, Limited	2,272,953
89,994	SK Kaken Company, Limited	2,100,269
73,455	Meitec Corporation	1,969,240
250,400	Japan Wool Textile Company Limited	1,963,182
141,500	Doshisha Company Limited	1,889,596
68,505	Nagaileben Company, Limited	1,052,618
118,900	OSG Corporation	1,011,860
603	NTT DoCoMo Inc.	966,038
151,500	NIPPONKOA Insurance Company, Limited	852,275
141,600	Chubu Nippon Broadcasting Company, Limited	829,729
129,000	Kansai Paint Company, Limited	800,813
31,300	As One Corporation	635,178
29,400	Ryosan Company, Limited	609,182
63,040	Sansei Yusoki Company, Limited	477,553
41,800	Seikagaku Corporation	405,996
100,000	Shingakukai Company, Limited	354,695
39,000	Nippon Thompson Company, Limited	165,353
2,400	ROHM Company Limited	132,121
44	Mandom Corporation	1,167
		85,110,800

	Malaysia - 2.49%
7,378,180	Malaysia Airports Holdings Berhad	5,630,596
1,514,615	Genting Berhad	2,338,466
		7,969,062

	Mexico - 0.53%
138,270	Industrias Peñoles, SA de C.V.	1,679,625

	Netherlands - 0.41%
33,080	Heineken Holding NV	1,297,897

	Singapore - 1.44%
773,170	Haw Par Corporation Limited	2,526,366
978,960	Singapore Airport Terminal	1,124,647

See Notes to Schedule of Investments

	79,070	United Overseas Bank Limited	945,828
			4,596,841

		South Korea - 3.96%
	10,475	Samsung Electronics Company, Limited Pfd.	3,303,178
	169,736	SK Telecom Company, Limited ADR	3,194,432
	28,500	KT&G Corporation	2,127,158
	1,260	Lotte Confectionery Company, Limited	1,083,763
	5,900	Nong Shim Company, Limited	1,083,611
	1,642	Nong Shim Holdings Company, Limited	92,552
	45,550	Fursys Inc.	928,398
	150,030	Daeduck GDS Company, Limited	785,078
	21,720	Daeduck Electronics Company, Limited	67,874
			12,666,044

		Switzerland - 4.33%
	68,350	Pargesa Holding SA	5,888,729
	106,200	Nestlé SA	4,594,607
	21,426	Kuehne & Nagel International AG	1,431,127
	543	Lindt & Spruengli AG	1,325,387
	2,000	Edipresse SA	608,638
			13,848,488

		Taiwan - 0.79%
	3,444,376	Compal Electronics Inc.	2,522,961

		Thailand - 2.26%
	31,917,272	Thai Beverage Public Company Limited	4,998,341
	607,815	Bangkok Bank Public Company Limited NVDR	1,856,670
	21,700	Bangkok Bank Public Company Limited	66,484
	20,000	The Oriental Hotel Public Company, Limited	307,147
			7,228,642

		United Kingdom - 1.31%
	413,060	Home Retail Group Plc	1,741,975
	229,590	Fresnillo Plc (a)	1,307,083
	33,497	Anglo American Plc	1,132,312
			4,181,370
		Total International Common and Preferred Stocks (Cost: $229,798,605)	222,453,865

		Precious Metals - 5.75%
	17,218	Gold bullion, in ounces (a)	14,879,519
	40,730	SPDR Gold Trust (a)	3,479,971
		Total Precious Metals (Cost: $12,996,284)	18,359,490
	Principal Amount
		International Bonds - 3.78%
		International Corporate Bonds - 1.65%
		Canada - 0.81%
USD	3,263,000	Catalyst Paper Corporation 8.625% due 6/15/2011	2,594,085
		France - 0.34%
EUR	1,000,000	Wendel 4.875% due 11/4/2014	1,091,656
		Ireland - 0.10%
EUR	823,000	Waterford Wedgwood Plc 9.875% due 12/1/2010 (b)	330,007
		Netherlands - 0.40%
EUR	700,000	UPC Holding BV 7.75% due 1/15/2014 (b)	800,203
EUR	400,000	UPC Holding BV 8.625% due 1/15/2014 (b)	469,922
			1,270,125

		International Government Bonds - 2.13%
		France - 0.50%
EUR	1,098,033	Republic of France O.A.T. I/L 3% due 7/25/2012 (c)	1,612,768

See Notes to Schedule of Investments

		Hong Kong - 0.61%
HKD	10,000,000	Hong Kong Government 2.52% due 3/24/2009	1,302,901
HKD	5,000,000	Hong Kong Government 3.34% due 12/19/2008	648,740
			1,951,641
		Malaysia - 0.19%
MYR	2,109,000	Malaysian Government 3.756% due 4/28/2011	609,913
		Singapore - 0.40%
SGD	1,815,000	Singapore Government 2.375% due 10/1/2009	1,273,595
		Taiwan - 0.43%
TWD	19,800,000	Taiwan Government 2% due 7/20/2012	613,783
TWD	24,000,000	Taiwan Government 2.375% due 1/16/2013	754,654
			1,368,437

		Total International Bonds (Cost: $12,904,461)	12,102,227

		Commercial Paper - 19.52%
		U.S. Commercial Paper - 11.83%
	$ 2,261,000	The Dow Chemical Company 2.95% due 10/7/2008	2,259,888
	2,591,000	ITT Corporation 3.02% due 10/1/2008	2,591,000
	6,295,000	ITT Corporation 5.6% due 10/3/2008	6,293,041
	5,863,000	ITT Corporation 5.65% due 10/2/2008	5,862,080
	5,803,000	Starbucks Corporation 5% due 10/1/2008	5,803,000
	15,000,000	Wisconsin Electronic Power Company 2.75% due 10/1/2008	15,000,000
			37,809,009
		International Commerical Paper - 7.69%
		United Kingdom - 7.69%
USD	9,556,000	Diageo Capital Plc 5.45% due 10/1/2008	9,556,000
USD	15,000,000	Diageo Capital Plc 5.6% due 10/1/2008	15,000,000
			24,556,000
		Total Commercial Paper (Cost: $62,365,009)	62,365,009

		Total Investments - 98.66% (Cost: $318,064,359) *	315,280,591

		Other assets in excess of liabilities - 1.34%	4,293,066
		Net assets - 100.00%	$ 319,573,657
__________________________
* At September 30, 2008 cost is substantially identical for both book and federal income tax purposes.

Currencies
EUR - Euro
HKD - Hong Kong dollar
MYR - Malaysian ringgit
SGD - Singapore dollar
TWD - Taiwan dollar
USD - United States dollar

________________________________
(a)	Non-income producing security/commodity.
(b)
All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)	Inflation-protected security.

RNC	- Represents non-voting shares.

Sector / Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Equities
Consumer Discretionary	7.33%
Consumer Staples	10.78
Energy	1.36
Financials	3.88
Health Care	5.54
Holding Companies	3.93
Industrials	16.97
Materials	5.20
Media	1.30
Precious Metals	7.03
Real Estate	0.69
Retail	1.02
Technology and Telecommunications	7.07
Transportation	3.26
Total International Equities	75.36%
International Bonds
Consumer Discretionary	0.10%
Government Issues	2.13
Holding Companies	0.34
Media	0.40
Paper and Forest Products	0.81
Total International Bonds	3.78%
Commercial Paper
U.S. Commercial Paper	11.83%
International Commercial Paper	7.69%
Total Commercial Paper	19.52%
Total Investments	98.66%

See Notes to Schedule of Investments

Foreign Currency Exchange Contracts

Sales
Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at September 2008	Unrealized Appreciation at September 30, 2008	Unrealized Depreciation at September 30, 2008
10/15/2008	1,663,000	Swiss franc	$1,640,225	$1,480,996	$159,229	-
1/14/2009	32,911,000	Euro	50,601,512	46,456,551	4,144,961	-
1/14/2009	1,439,000	Euro	1,986,945	2,031,600	-	$(44,655)
1/14/2009	2,411,000	Pound sterling	4,605,627	4,294,083	311,544	-
			$58,834,309	$54,263,230	$4,615,734	$(44,655)

First Eagle Overseas Variable Fund

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

First Eagle Variable Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the "Fund"). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital.

Investment valuation - The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option),other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price ("NOCP")).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.). Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by Arnhold and S. Bleichroeder Advisers, LLC (the “Adviser”) to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specific thresholds) occurring after the close of the foreign market may require fair valuation of securities traded on that foreign market. The values assigned to the Funds’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 - Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or techniques used for valuing securities are not necessarily an indicationof the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Description	Total Market Value	Level 1	Level 2	Level 3
Investments in securities	$296,921,101	$222,453,865	$74,467,236	-
Other financial instruments **	18,359,490	18,359,490	-	-
Total	$315,280,591	$240,813,355	$74,467,236	-

** Other financial instruments includes gold bullion and an exchange traded fund. Commodities are valued at the spot price at the New York Stock Exchange close (normally 4pm E.S.T.).

Item 2. Controls and Procedures.

a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: November 19, 2008

\s\ John P. Arnhold
John P. Arnhold, President		Date: November 19, 2008